Advances to Suppliers (Tables)	12 Months Ended
Mar. 31, 2025
Advances to Suppliers [Abstract]
Schedule of Advance to Suppliers	As of March 31, 2025 and March 31, 2024, advance to suppliers consist of the following:
	March 31, 2025	March 31, 2024
Advance to suppliers	$775,607	$404,989
Less: reserve for vendor non-performance on advances	(342,467)	(222,914)
Advance to suppliers, net	$433,140	$182,075